SCHEDULE OF DEFERRED SHARE UNIT PLAN HAVE BEEN GRANTED (Details) - Deferred share unit plan [member]	12 Months Ended
Dec. 31, 2022 shares
IfrsStatementLineItems [Line Items]
Balance, shares
Number of DSUs during the year	200,000
Balance, shares	200,000